Offerings	Jul. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Fee Rate	0.01381%
Offering Note

(1)
There are being registered hereunder such indeterminate number of ordinary shares, preference shares, warrants, subscription rights and units and such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, with an aggregate initial offering price not to exceed $300,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Ordinary shares may be represented by American Depositary Shares.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 457(o), the registration fee is calculated on the basis of the proposed maximum aggregate offering price of all securities listed in the table.

(3)	The registration fee has been calculated based on the proposed maximum aggregate offering price of $300,000,000 at the fee rate of $138.10 per $1,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preference Shares, no par value
Fee Rate	0.01381%
Offering Note

(1)
There are being registered hereunder such indeterminate number of ordinary shares, preference shares, warrants, subscription rights and units and such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, with an aggregate initial offering price not to exceed $300,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Ordinary shares may be represented by American Depositary Shares.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 457(o), the registration fee is calculated on the basis of the proposed maximum aggregate offering price of all securities listed in the table.

(3)	The registration fee has been calculated based on the proposed maximum aggregate offering price of $300,000,000 at the fee rate of $138.10 per $1,000,000.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note

(1)
There are being registered hereunder such indeterminate number of ordinary shares, preference shares, warrants, subscription rights and units and such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, with an aggregate initial offering price not to exceed $300,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Ordinary shares may be represented by American Depositary Shares.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 457(o), the registration fee is calculated on the basis of the proposed maximum aggregate offering price of all securities listed in the table.

(3)	The registration fee has been calculated based on the proposed maximum aggregate offering price of $300,000,000 at the fee rate of $138.10 per $1,000,000.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note

(1)
There are being registered hereunder such indeterminate number of ordinary shares, preference shares, warrants, subscription rights and units and such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, with an aggregate initial offering price not to exceed $300,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Ordinary shares may be represented by American Depositary Shares.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 457(o), the registration fee is calculated on the basis of the proposed maximum aggregate offering price of all securities listed in the table.

(3)	The registration fee has been calculated based on the proposed maximum aggregate offering price of $300,000,000 at the fee rate of $138.10 per $1,000,000.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note

(1)
There are being registered hereunder such indeterminate number of ordinary shares, preference shares, warrants, subscription rights and units and such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, with an aggregate initial offering price not to exceed $300,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Ordinary shares may be represented by American Depositary Shares.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 457(o), the registration fee is calculated on the basis of the proposed maximum aggregate offering price of all securities listed in the table.

(3)	The registration fee has been calculated based on the proposed maximum aggregate offering price of $300,000,000 at the fee rate of $138.10 per $1,000,000.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note

(1)
There are being registered hereunder such indeterminate number of ordinary shares, preference shares, warrants, subscription rights and units and such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, with an aggregate initial offering price not to exceed $300,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Ordinary shares may be represented by American Depositary Shares.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 457(o), the registration fee is calculated on the basis of the proposed maximum aggregate offering price of all securities listed in the table.

(3)	The registration fee has been calculated based on the proposed maximum aggregate offering price of $300,000,000 at the fee rate of $138.10 per $1,000,000.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430
Offering Note

(1)
There are being registered hereunder such indeterminate number of ordinary shares, preference shares, warrants, subscription rights and units and such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, with an aggregate initial offering price not to exceed $300,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Ordinary shares may be represented by American Depositary Shares.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 457(o), the registration fee is calculated on the basis of the proposed maximum aggregate offering price of all securities listed in the table.

(3)	The registration fee has been calculated based on the proposed maximum aggregate offering price of $300,000,000 at the fee rate of $138.10 per $1,000,000.